SHARE CAPITAL -Narrative (Details)	12 Months Ended
	Dec. 31, 2021 vote shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
SHARE CAPITAL (Details) -Narrative [Line Items]
Number of votes | vote	1
Proportion of voting rights held by non-controlling interests (in percent)	100.00%
Ordinary shares, nominal value 10 pence each
SHARE CAPITAL (Details) -Narrative [Line Items]
Number of shares, issued under employee share schemes (in shares) | shares	183,387,075	786,648,222	775,882,951